Segment reporting - Summary of non-current assets by geography (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 408,058	€ 437,522
EMEA
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	247,059	255,836
North America
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	110,113	125,662
Greater China
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	49,241	53,187
Other Asia
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 1,645	€ 2,837